Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure of Basis of Presentation of Financial Statements [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with IFRS Accounting Standards or “IFRS”, as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S.A. and, unless the context indicates otherwise, its consolidated subsidiaries.
The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:
•certain financial assets, and derivative financial instruments – measured at fair value, and
•defined benefit pension plans and related plan assets - measured at fair value.
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.